Income Taxes	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Income Taxes

12. Income Taxes

The components of loss before income taxes are as follows:

	Years ended December 31,
	2022	2021
United States	$(18,886)	$(7,012)
International	(30)	(67)
Loss before income taxes	$(18,916)	$(7,079)

The components of current income tax expense are as follows:

	Years ended December 31,
	2022	2021
Federal	$—	$—
State	1	1
Foreign	—	1
Total income tax expense	$1	$2

A reconciliation of the expected tax computed at the U.S. statutory federal income tax rate to the total provision for income taxes for the years ended December 31, 2022 and 2021 is as follows:

	Years ended December 31,
	2022	2021
Statutory rate	(21)%	(21)%
State taxes, net of federal benefit	(7)%	(7)%
Non-deductible differences	1%	2%
Change in valuation allowance	27%	26%
Provision for taxes	—	—

Significant components of the Company’s net deferred tax assets at December 31, 2022 and 2021 are as follows:

	Years ended December 31,
	2022	2021
Deferred tax assets:
Net operating loss carryforwards	$7,001	$2,642
Credit carryforwards	109	48
Accruals and reserves	126	242
Stock-based compensation	843	109
Intangibles	244	265
Operating lease liability	254	310
Capitalized research and development	274	—
Total deferred tax assets	8,851	3,616
Valuation allowance	(8,564)	(3,315)
Net deferred tax assets	287	301
Deferred tax liabilities:
Fixed assets	(44)	—
Operating lease right of use	(243)	(301)
Total deferred tax liabilities	(287)	(301)
Net deferred tax assets	$—	—

In assessing the realizability of deferred tax assets at December 31, 2022, management considered whether it is more likely than not that some portion or all of the deferred tax assets will be realized, and determined that a valuation allowance was required for those deferred tax assets that are not expected to provide future tax benefits. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible.

At December 31, 2022, the Company has available net operating loss carryforwards of approximately $23,237 for federal income tax purposes, of which approximately $23,015 was generated after 2017 and can be carried forward indefinitely under the Tax Cuts and Jobs Act. The remaining federal net operating loss of approximately $222, which was generated prior to 2018, will start to expire in 2034 if not utilized.

At December 31, 2022, the net operating losses for state purposes are approximately $24,146 and will begin to expire in 2032 if not utilized. In addition, the Company had foreign net operating losses of approximately $1,896 at December 31, 2022 that will start to expire in 2023 if not utilized.

The Company had credit carryforwards of approximately $114 for federal income tax purposes. The federal tax credits will begin to expire in 2041.

The Company also had credit carryforwards of approximately $41 for California income tax purposes. These credits have no expiration.

The Company has not completed a study to determine whether any ownership change per the provisions of Section 382 of the Internal Revenue Code of 1986, as amended, as well as similar state provisions, has occurred. Utilization of the Company’s net operating loss and income tax credit carryforwards may be subject to a substantial annual limitation due to ownership changes that may have occurred or that could occur in the future. These ownership changes may limit the amount of the net operating loss and income tax credit carryover that can be utilized annually to offset future taxable income. In general, an “ownership change” as defined by Section 382 of the Code results from a transaction or series of transactions over a three-year period resulting in an ownership change of more than 50 percentage points of the outstanding stock of a company by certain stockholders.

Coronavirus Aid, Relief and Economic Security Act

On March 27, 2020, the Coronavirus Aid, Relief, and Economic Security Act (the “CARES Act”) was enacted and signed into law in response to the market volatility and instability resulting from the COVID-19 pandemic. It includes a significant number of tax provisions and lifts certain deduction limitations originally imposed by the Tax Cuts and Jobs Act of 2017 (the “2017 Act”). The changes are mainly related to: (1) the business interest expense disallowance rules for 2019 and 2020; (2) net operating loss rules; (3) charitable contribution limitations; (4) employee retention credit; and (5) the realization of corporate alternative minimum tax credits. The Company does not anticipate the application of the CARES Act provisions to materially impact the overall consolidated financial statements.

Uncertain tax positions

In accordance with authoritative guidance, the impact of an uncertain income tax position on the income tax return must be recognized at the largest amount that is more likely than not to be sustained upon audit by the relevant taxing authority. An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained. The following shows the changes in the gross amount of recognized tax benefits:

	Years ended December 31,
	2022	2021
Unrecognized tax benefits, beginning of year	$—	$—
Increases related to prior year tax positions	12	—
Decreases related to prior year tax positions	—	—
Increases related to current year tax positions	26	—
Unrecognized tax benefits, end of year	$38	$—

The Company recognizes interest and penalties related to unrecognized tax positions within the income tax expense line in the accompanying consolidated statements of operations. The Company does not anticipate that its total unrecognized tax benefits will significantly change due to settlement of examination or the expiration of statute of limitations during the next 12 months. Due to the full valuation allowance at December 31, 2022, current adjustments to the unrecognized tax benefit will have no impact on our effective income tax rate.

The Company currently has no federal or state tax examinations in progress nor has it had any federal or state tax examinations since its inception. As a result of the Company’s net operating loss and credit carryforwards all of its years are subject to federal and state examination.